Form N-1A Supplement	Sep. 23, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated September 23, 2025 to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), as applicable, for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Sep ETF (STEN) and iShares Large Cap Max Buffer Sep ETF (SMAX) (each, a “Fund”)
•	All references to the “Hedge Period” in the Prospectus, Summary Prospectus and SAI for SMAX are hereby deleted and replaced with “Outcome Period”.
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
The table below shows an estimated range for the Approximate Cap for each Fund’s upcoming Outcome Period as estimated by the Fund’s investment adviser using information available as of the date of this supplement. The estimate is unaudited, subject to certain limitations and subject to change, and each Fund is under no obligation to, and does not expect to, update the estimate. The final Approximate Cap for the upcoming Outcome Period, which may be more or less than the estimated ranges, will be included in a supplement filing following the close of business on the last business day of the current Outcome Period.

Fund (Ticker)	Upcoming Outcome Period	Estimated Approximate Cap Range

iShares Large Cap Accelerated Outcome ETF (TWOX)	Oct. 1, 2025 to Dec. 31, 2025	5.10% - 7.60% (gross of management fee) 4.98% - 7.48% (net of management fee)

iShares Large Cap 10% Target Buffer Sep ETF (STEN)	Oct. 1, 2025 to Sep. 30, 2026	15.47% - 17.97% (gross of management fee) 14.97% - 17.47% (net of management fee)

iShares Large Cap Max Buffer Sep ETF (SMAX)	Oct. 1, 2025 to Sep. 30, 2026	6.40% - 7.50% (gross of management fee) 5.90% -7.00% (net of management fee)
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap Accelerated Outcome ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated September 23, 2025 to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), as applicable, for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Sep ETF (STEN) and iShares Large Cap Max Buffer Sep ETF (SMAX) (each, a “Fund”)
•	All references to the “Hedge Period” in the Prospectus, Summary Prospectus and SAI for SMAX are hereby deleted and replaced with “Outcome Period”.
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
The table below shows an estimated range for the Approximate Cap for each Fund’s upcoming Outcome Period as estimated by the Fund’s investment adviser using information available as of the date of this supplement. The estimate is unaudited, subject to certain limitations and subject to change, and each Fund is under no obligation to, and does not expect to, update the estimate. The final Approximate Cap for the upcoming Outcome Period, which may be more or less than the estimated ranges, will be included in a supplement filing following the close of business on the last business day of the current Outcome Period.

Fund (Ticker)	Upcoming Outcome Period	Estimated Approximate Cap Range

iShares Large Cap Accelerated Outcome ETF (TWOX)	Oct. 1, 2025 to Dec. 31, 2025	5.10% - 7.60% (gross of management fee) 4.98% - 7.48% (net of management fee)

iShares Large Cap 10% Target Buffer Sep ETF (STEN)	Oct. 1, 2025 to Sep. 30, 2026	15.47% - 17.97% (gross of management fee) 14.97% - 17.47% (net of management fee)

iShares Large Cap Max Buffer Sep ETF (SMAX)	Oct. 1, 2025 to Sep. 30, 2026	6.40% - 7.50% (gross of management fee) 5.90% -7.00% (net of management fee)
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap Max Buffer Sep ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated September 23, 2025 to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), as applicable, for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Sep ETF (STEN) and iShares Large Cap Max Buffer Sep ETF (SMAX) (each, a “Fund”)
•	All references to the “Hedge Period” in the Prospectus, Summary Prospectus and SAI for SMAX are hereby deleted and replaced with “Outcome Period”.
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
The table below shows an estimated range for the Approximate Cap for each Fund’s upcoming Outcome Period as estimated by the Fund’s investment adviser using information available as of the date of this supplement. The estimate is unaudited, subject to certain limitations and subject to change, and each Fund is under no obligation to, and does not expect to, update the estimate. The final Approximate Cap for the upcoming Outcome Period, which may be more or less than the estimated ranges, will be included in a supplement filing following the close of business on the last business day of the current Outcome Period.

Fund (Ticker)	Upcoming Outcome Period	Estimated Approximate Cap Range

iShares Large Cap Accelerated Outcome ETF (TWOX)	Oct. 1, 2025 to Dec. 31, 2025	5.10% - 7.60% (gross of management fee) 4.98% - 7.48% (net of management fee)

iShares Large Cap 10% Target Buffer Sep ETF (STEN)	Oct. 1, 2025 to Sep. 30, 2026	15.47% - 17.97% (gross of management fee) 14.97% - 17.47% (net of management fee)

iShares Large Cap Max Buffer Sep ETF (SMAX)	Oct. 1, 2025 to Sep. 30, 2026	6.40% - 7.50% (gross of management fee) 5.90% -7.00% (net of management fee)
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap 10% Target Buffer Sep ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated September 23, 2025 to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), as applicable, for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Sep ETF (STEN) and iShares Large Cap Max Buffer Sep ETF (SMAX) (each, a “Fund”)
•	All references to the “Hedge Period” in the Prospectus, Summary Prospectus and SAI for SMAX are hereby deleted and replaced with “Outcome Period”.
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
The table below shows an estimated range for the Approximate Cap for each Fund’s upcoming Outcome Period as estimated by the Fund’s investment adviser using information available as of the date of this supplement. The estimate is unaudited, subject to certain limitations and subject to change, and each Fund is under no obligation to, and does not expect to, update the estimate. The final Approximate Cap for the upcoming Outcome Period, which may be more or less than the estimated ranges, will be included in a supplement filing following the close of business on the last business day of the current Outcome Period.

Fund (Ticker)	Upcoming Outcome Period	Estimated Approximate Cap Range

iShares Large Cap Accelerated Outcome ETF (TWOX)	Oct. 1, 2025 to Dec. 31, 2025	5.10% - 7.60% (gross of management fee) 4.98% - 7.48% (net of management fee)

iShares Large Cap 10% Target Buffer Sep ETF (STEN)	Oct. 1, 2025 to Sep. 30, 2026	15.47% - 17.97% (gross of management fee) 14.97% - 17.47% (net of management fee)

iShares Large Cap Max Buffer Sep ETF (SMAX)	Oct. 1, 2025 to Sep. 30, 2026	6.40% - 7.50% (gross of management fee) 5.90% -7.00% (net of management fee)
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.